Recent Real Estate Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Properties Acquired and Sold

The Company allocated the purchase price of the properties acquired 2016 as follows:

	Land	Buildings and Other	Total Purchase Price
Model Homes Properties	$3,535,293	$20,132,242	$23,667,535

	$3,535,293	$20,132,242	$23,667,535